Description of Business and History (Details)	6 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Jul. 03, 2013 Directors	Apr. 29, 2013
Description of Business and History [Textual]
Date of effectiveness of agreement	Jul. 10, 2014	May 01, 2012
Date of agreement	Feb. 11, 2003	Apr. 30, 2012
OXFC Trading Limited [Member]
Description of Business and History [Textual]
Percentage of Interest acquired			49.00%	100.00%
Number of directors appointed			4
Date of agreement			Jul. 01, 2013
Guerriero, LLC [Member]
Description of Business and History [Textual]
Percentage of Interest acquired			1.00%
Number of directors appointed			1
OXFC LLC [Member]
Description of Business and History [Textual]
Percentage of Interest acquired			50.00%
Number of directors appointed			5
Date of agreement	Apr. 29, 2013
WMX Group Acquisition [Member]
Description of Business and History [Textual]
Stock issued during acquisitions	26,346
Date of effectiveness of agreement	May 01, 2012
Date of agreement	Apr. 30, 2012